UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Scoggin LLC

Address:   660 Madison Avenue, 20th Floor
           New York, NY 10021


Form 13F File Number: 28-04329


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig Effron
Title:  Principal
Phone:  212-355-5600

Name:   Curtis Schenker
Title:  Principal
Phone:  212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron                   New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Curtis Schenker                New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $    1,088,629
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-04327              S & E Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AETNA INC NEW                COM              00817Y108    2,365    61,000 SH       OTHER      01          61,000      0    0
AETNA INC NEW                COM              00817Y108    9,770   252,000     CALL OTHER      01         252,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   14,376   448,000 SH       OTHER      01         448,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    7,830   244,000     CALL OTHER      01         244,000      0    0
APPLE INC                    COM              037833100   18,396    31,500 SH       OTHER      01          31,500      0    0
APPLE INC                    COM              037833100   18,396    31,500     PUT  OTHER      01          31,500      0    0
CAESARS ENTMT CORP           COM              127686103    8,398   736,704 SH       OTHER      01         736,704      0    0
CENVEO INC                   COM              15670S105      386   200,000 SH       OTHER      01         200,000      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305   16,017   226,000 SH       OTHER      01         226,000      0    0
CHEMTURA CORP                COM NEW          163893209   21,076 1,453,500 SH       OTHER      01       1,453,500      0    0
CIGNA CORPORATION            COM              125509109    5,368   122,000 SH       OTHER      01         122,000      0    0
CIGNA CORPORATION            COM              125509109    5,368   122,000     CALL OTHER      01         122,000      0    0
COEUR D ALENE MINES CORP IDA NOTE 3.250% 3/1  192108AR9    2,404 2,360,000 PRN      OTHER      01       2,360,000      0    0
COVENTRY HEALTH CARE INC     COM              222862104    8,011   252,000     CALL OTHER      01         252,000      0    0
CURRENCYSHARES EURO TR       EURO SHS         23130C108   39,652   315,000     CALL OTHER      01         315,000      0    0
CURRENCYSHARES EURO TR       EURO SHS         23130C108   39,652   315,000     PUT  OTHER      01         315,000      0    0
DICKS SPORTING GOODS INC     COM              253393102   12,096   252,000     PUT  OTHER      01         252,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   19,754   244,000 SH       OTHER      01         244,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105    9,877   122,000     CALL OTHER      01         122,000      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    5,579   136,000 SH       OTHER      01         136,000      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100   15,506   378,000     CALL OTHER      01         378,000      0    0
ENZON PHARMACEUTICALS INC    NOTE 4.000% 6/0  293904AE8    1,620 1,600,000 PRN      OTHER      01       1,600,000      0    0
FACEBOOK INC                 CL A             30303M102   27,364   880,000 SH       OTHER      01         880,000      0    0
FACEBOOK INC                 CL A             30303M102   27,519   885,000     PUT  OTHER      01         885,000      0    0
FLAGSTAR BANCORP INC         COM NEW          337930507    3,587 4,270,000 SH       OTHER      01       4,270,000      0    0
GENERAL MTRS CO              COM              37045V100   26,030 1,320,000     CALL OTHER      01       1,320,000      0    0
GOOGLE INC                   CL A             38259P508   18,272    31,500 SH       OTHER      01          31,500      0    0
GOOGLE INC                   CL A             38259P508   18,272    31,500     PUT  OTHER      01          31,500      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109    1,144    45,000 SH       OTHER      01          45,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    5,216   610,000 SH       OTHER      01         610,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103    5,216   610,000     PUT  OTHER      01         610,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   14,592 1,140,000 SH       OTHER      01       1,140,000      0    0
HILLSHIRE BRANDS CO          COM              432589109    4,244   146,400 SH       OTHER      01         146,400      0    0
IPG PHOTONICS CORP           COM              44980X109    2,659    61,000     PUT  OTHER      01          61,000      0    0
ISHARES TR                   BARCLYS MBS BD   464288588    2,982    27,500 SH       OTHER      01          27,500      0    0
ISHARES TR                   DJ US REAL EST   464287739      639    10,000     PUT  OTHER      01          10,000      0    0
ISHARES TR                   BARCLYS 20+ YR   464287432   75,120   600,000     PUT  OTHER      01         600,000      0    0
KINROSS GOLD CORP            NOTE 1.750% 3/1  496902AD9    1,978 2,000,000 PRN      OTHER      01       2,000,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    4,913   122,000     CALL OTHER      01         122,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    4,913   122,000     PUT  OTHER      01         122,000      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,688   192,000 SH       OTHER      01         192,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    2,865    64,000     CALL OTHER      01          64,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105    5,595   496,000     CALL OTHER      01         496,000      0    0
MELA SCIENCES INC            COM              55277R100    1,956   600,000 SH       OTHER      01         600,000      0    0
MICROSOFT CORP               COM              594918104    4,116   134,550 SH       OTHER      01         134,550      0    0
NIELSEN HOLDINGS N V         COM              N63218106   22,418   855,000 SH       OTHER      01         855,000      0    0
NOVAGOLD RES INC             COM NEW          66987E206    1,692   320,500 SH       OTHER      01         320,500      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999  674001201   51,885 1,467,747 SH       OTHER      01       1,467,747      0    0
OCH ZIFF CAP MGMT GROUP      CL A             67551U105    6,043   797,235 SH       OTHER      01         797,235      0    0
PENDRELL CORP                COM              70686R104      275   250,000 SH       OTHER      01         250,000      0    0
POLYPORE INTL INC            COM              73179V103    7,391   183,000     PUT  OTHER      01         183,000      0    0
POWERWAVE TECHNOLOGIES INC   COM NEW          739363307       36    50,000 SH       OTHER      01          50,000      0    0
RAMBUS INC DEL               NOTE 5.000% 6/1  750917AC0      791   800,000 PRN      OTHER      01         800,000      0    0
SAKS INC                     NOTE 2.000% 3/1  79377WAL2      788   750,000 PRN      OTHER      01         750,000      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107    4,674   189,000     CALL OTHER      01         189,000      0    0
SINA CORP                    NOTE 7/1         82922RAB9    2,021 1,000,000 PRN      OTHER      01       1,000,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107      372     2,400 SH       OTHER      01           2,400      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  119,186   768,000     CALL OTHER      01         768,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  239,545 1,760,000     PUT  OTHER      01       1,760,000      0    0
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714    7,209   122,000     PUT  OTHER      01         122,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
TRANSCEPT PHARMACEUTICALS IN COM              89354M106    1,135   183,000 SH       OTHER      01         183,000      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   12,895   244,000 SH       OTHER      01         244,000      0    0
UNITED STATES STL CORP NEW   COM              912909108    2,513   122,000     PUT  OTHER      01         122,000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102    7,137   122,000 SH       OTHER      01         122,000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102    3,569    61,000     CALL OTHER      01          61,000      0    0
USEC INC                     COM              90333E108      248   250,000 SH       OTHER      01         250,000      0    0
VIRGIN MEDIA INC             NOTE 6.500%11/1  92769LAB7    2,243 1,500,000 PRN      OTHER      01       1,500,000      0    0
WALGREEN CO                  COM              931422109   42,004 1,420,000     CALL OTHER      01       1,420,000      0    0
WELLPOINT INC                COM              94973V107    7,782   122,000     CALL OTHER      01         122,000      0    0


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